UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21883

                    OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: MARCH 31

                     Date of reporting period: JUNE 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                        COUPON   MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--125.3%
---------------------------------------------------------------------------------------------------------------------------
OHIO--72.5%
$        40,000   Adams County Valley Local School District                            5.250%   12/01/2021   $      40,226
---------------------------------------------------------------------------------------------------------------------------
         75,000   Akron Bath Copley Joint Township Hospital District                   5.250    11/15/2031          77,614
---------------------------------------------------------------------------------------------------------------------------
         15,000   Akron Bath Copley Joint Township Hospital District
                  (Summa Health System)                                                5.375    11/15/2018          15,260
---------------------------------------------------------------------------------------------------------------------------
         25,000   Allen County Industrial Devel. Revenue (Kmart Corp.)                 6.750    11/15/2008          25,090
---------------------------------------------------------------------------------------------------------------------------
         25,000   Ashland County Multifamily Mtg. (Ashland Assisted Living) 1          8.000    11/01/2029          24,997
---------------------------------------------------------------------------------------------------------------------------
        100,000   Blue Ash Tax Increment Financing (Duke Realty) 1                     5.000    12/01/2035          96,827
---------------------------------------------------------------------------------------------------------------------------
        250,000   Bristol Local School District                                        5.250    12/01/2020         253,945
---------------------------------------------------------------------------------------------------------------------------
         45,000   Clermont County Hospital Facilities (Mercy Health  System)           5.625    09/01/2021          46,012
---------------------------------------------------------------------------------------------------------------------------
         85,000   Cleveland Airport (Continental Airlines) 1                           5.375    09/15/2027          84,053
---------------------------------------------------------------------------------------------------------------------------
         10,000   Cleveland Airport (Continental Airlines) 1                           5.500    12/01/2008          10,036
---------------------------------------------------------------------------------------------------------------------------
        275,000   Cleveland Airport (Continental Airlines) 1                           5.700    12/01/2019         279,727
---------------------------------------------------------------------------------------------------------------------------
         20,000   Cleveland Airport System                                             5.000    01/01/2031          20,279
---------------------------------------------------------------------------------------------------------------------------
         80,000   Cleveland Airport System                                             5.125    01/01/2014          81,138
---------------------------------------------------------------------------------------------------------------------------
         15,000   Cleveland Airport System                                             5.125    01/01/2015          15,210
---------------------------------------------------------------------------------------------------------------------------
        825,000   Cleveland Airport System 1                                           5.125    01/01/2022         834,752
---------------------------------------------------------------------------------------------------------------------------
        685,000   Cleveland Airport System 1                                           5.125    01/01/2027         692,275
---------------------------------------------------------------------------------------------------------------------------
         10,000   Cleveland Airport System, Series A                                   5.125    01/01/2022          10,118
---------------------------------------------------------------------------------------------------------------------------
         20,000   Cleveland COP (Cleveland Stadium)                                    5.250    11/15/2017          20,498
---------------------------------------------------------------------------------------------------------------------------
        155,000   Cleveland COP (Cleveland Stadium) 1                                  5.250    11/15/2022         158,754
---------------------------------------------------------------------------------------------------------------------------
        360,000   Cleveland COP (Cleveland Stadium) 1                                  5.250    11/15/2027         368,453
---------------------------------------------------------------------------------------------------------------------------
         20,000   Cleveland COP (Cleveland Stadium) 1                                  5.500    11/15/2018          20,513
---------------------------------------------------------------------------------------------------------------------------
         15,000   Cleveland GO 1                                                       5.000    08/01/2018          15,315
---------------------------------------------------------------------------------------------------------------------------
        435,000   Cleveland Rock Glen Hsg. Assistance Corp. (Ambleside Apartments) 2   7.000    06/01/2018         459,725
---------------------------------------------------------------------------------------------------------------------------
        195,000   Cleveland Waterworks 1                                               5.000    01/01/2028         197,691
---------------------------------------------------------------------------------------------------------------------------
         20,000   Cleveland Waterworks                                                 5.250    01/01/2013          20,337
---------------------------------------------------------------------------------------------------------------------------
        100,000   Cleveland Waterworks 1                                               5.250    01/01/2015         101,685
---------------------------------------------------------------------------------------------------------------------------
        225,000   Cleveland-Cuyahoga County Port Authority (Myers University) 1        5.600    05/15/2025         232,598
---------------------------------------------------------------------------------------------------------------------------
        150,000   Cleveland-Cuyahoga County Port Authority (Perrysburg) 1              4.800    11/15/2035         143,346
---------------------------------------------------------------------------------------------------------------------------
         25,000   Cleveland-Cuyahoga County Port Authority (Port Cleveland)            5.750    05/15/2020          25,440
---------------------------------------------------------------------------------------------------------------------------
        180,000   Cleveland-Cuyahoga County Port Authority (Port Cleveland) 1          5.800    05/15/2027         183,130
---------------------------------------------------------------------------------------------------------------------------
          5,000   Coldwater Village School District                                    5.350    12/01/2011           5,031
---------------------------------------------------------------------------------------------------------------------------
         15,000   Columbiana County GO 1                                               5.250    12/01/2024          15,226
---------------------------------------------------------------------------------------------------------------------------
         15,000   Columbus Municipal Airport Authority                                 5.000    01/01/2028          15,242
---------------------------------------------------------------------------------------------------------------------------
         20,000   Columbus Regional Airport Authority                                  5.000    11/20/2035          19,894
---------------------------------------------------------------------------------------------------------------------------
        100,000   Cuyahoga County Health Care Facilities (Menorah
                  Park Center for Senior Living) 1                                     6.600    02/15/2018         100,078
---------------------------------------------------------------------------------------------------------------------------
         25,000   Cuyahoga County Health Care Facilities (Senior
                  Living Bet Moshev Zekenim) 1                                         6.800    02/15/2035          26,301
---------------------------------------------------------------------------------------------------------------------------


                  1 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                        COUPON   MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
$        45,000   Cuyahoga County Hospital (Cleveland Clinic)                          5.125%   01/01/2029   $      46,133
---------------------------------------------------------------------------------------------------------------------------
         20,000   Cuyahoga County Hospital (Cleveland Clinic)                          5.125    01/01/2029          20,173
---------------------------------------------------------------------------------------------------------------------------
         35,000   Cuyahoga County Hospital (Metro Health System)                       5.125    02/15/2013          35,596
---------------------------------------------------------------------------------------------------------------------------
         25,000   Cuyahoga County Hospital (Metro Health System)                       5.125    02/15/2015          25,426
---------------------------------------------------------------------------------------------------------------------------
         30,000   Cuyahoga County Hospital (Metro Health System)                       5.125    02/15/2017          30,492
---------------------------------------------------------------------------------------------------------------------------
        105,000   Cuyahoga County Hospital (Metro Health System) 1                     5.250    02/15/2019         106,886
---------------------------------------------------------------------------------------------------------------------------
         10,000   Cuyahoga County Hospital (Metro Health System)                       5.375    02/15/2012          10,209
---------------------------------------------------------------------------------------------------------------------------
        150,000   Cuyahoga County Hospital (Metro Health System) 1                     5.500    02/15/2027         153,125
---------------------------------------------------------------------------------------------------------------------------
         10,000   Cuyahoga County Hospital (W.O. Walker Center)                        5.000    01/01/2023          10,169
---------------------------------------------------------------------------------------------------------------------------
         55,000   Cuyahoga County Hsg. (Rockefeller Park) 1                            5.750    01/20/2029          56,242
---------------------------------------------------------------------------------------------------------------------------
         25,000   Cuyahoga County Mtg. (Osborn Apartments)                             5.350    05/20/2018          25,120
---------------------------------------------------------------------------------------------------------------------------
         10,000   Cuyahoga County Mtg. (West Tech Apartments) 1                        5.700    03/20/2043          10,008
---------------------------------------------------------------------------------------------------------------------------
         50,000   Cuyahoga County Multifamily (Livingston Park) 1                      5.350    09/20/2027          51,183
---------------------------------------------------------------------------------------------------------------------------
         40,000   Cuyahoga County Utility System (The Medical Center Company) 1        5.850    08/15/2010          40,130
---------------------------------------------------------------------------------------------------------------------------
        300,000   Cuyohoga County Utility System (The Medical Center Company) 1        5.125    02/15/2028         305,922
---------------------------------------------------------------------------------------------------------------------------
         45,000   Dayton Airport (James M. Cox) 1                                      5.250    12/01/2027          46,006
---------------------------------------------------------------------------------------------------------------------------
         70,000   Dayton Airport (James M. Cox) 1                                      5.350    12/01/2032          71,843
---------------------------------------------------------------------------------------------------------------------------
         75,000   Dayton City School District (Administrative Facility) 1              5.150    12/01/2023          77,248
---------------------------------------------------------------------------------------------------------------------------
         25,000   Dublin City School District 1                                        5.000    12/01/2012          25,366
---------------------------------------------------------------------------------------------------------------------------
         30,000   Dublin City School District                                          5.000    12/01/2019          30,416
---------------------------------------------------------------------------------------------------------------------------
        100,000   Erie County Hospital Facilities (Firelands Regional
                  Medical Center)                                                      5.500    08/15/2022         103,833
---------------------------------------------------------------------------------------------------------------------------
        210,000   Fairfield County Hospital Improvement (Lancaster-
                  Fairfield Community Hospital)                                        5.500    06/15/2021         210,945
---------------------------------------------------------------------------------------------------------------------------
         25,000   Finneytown Local School District                                     5.800    12/01/2024          25,698
---------------------------------------------------------------------------------------------------------------------------
         20,000   Franklin County Convention Facilities Authority                      5.000    12/01/2027          20,266
---------------------------------------------------------------------------------------------------------------------------
         10,000   Franklin County Health Care Facilities (Friendship
                  Village of Columbus)                                                 5.250    08/15/2018           9,867
---------------------------------------------------------------------------------------------------------------------------
         40,000   Franklin County Health Care Facilities (Friendship
                  Village of Columbus) 1                                               5.375    08/15/2028          40,577
---------------------------------------------------------------------------------------------------------------------------
          5,000   Franklin County Health Care Facilities (Friendship
                  Village of Columbus)                                                 5.375    08/15/2028           4,987
---------------------------------------------------------------------------------------------------------------------------
         15,000   Franklin County Health Care Facilities (Ohio
                  Presbyterian Retirement Services) 1                                  5.250    07/01/2033          15,408
---------------------------------------------------------------------------------------------------------------------------
          5,000   Franklin County Health Care Facilities (Ohio
                  Presbyterian Retirement Services)                                    5.400    07/01/2010           5,090
---------------------------------------------------------------------------------------------------------------------------
          5,000   Franklin County Health Care Facilities (Ohio
                  Presbyterian Retirement Services)                                    5.500    07/01/2011           5,093
---------------------------------------------------------------------------------------------------------------------------
         15,000   Franklin County Health Care Facilities (Ohio
                  Presbyterian Retirement Services) 1                                  5.500    07/01/2017          15,226
---------------------------------------------------------------------------------------------------------------------------
        200,000   Franklin County Hospital (SAMC/SARM/SJCG Obligated Group) 1          5.000    06/01/2028         203,346
---------------------------------------------------------------------------------------------------------------------------
         10,000   Franklin County Industrial Devel. (FMC Corp.)                        7.125    10/01/2009          10,060
---------------------------------------------------------------------------------------------------------------------------
         80,000   Franklin County Mtg. (Briggs/Wedgewood Assoc.) 1                     5.550    11/20/2017          81,420
---------------------------------------------------------------------------------------------------------------------------
         10,000   Franklin County Mtg. (Gateway Apartment Homes)                       5.800    12/20/2028          10,478
---------------------------------------------------------------------------------------------------------------------------
         15,000   Franklin County Mtg. (Villas at St. Therese)                         5.250    12/20/2039          15,381
---------------------------------------------------------------------------------------------------------------------------
        160,000   Franklin County Mtg. (Villas at St. Therese) 1                       5.500    07/01/2021         162,462
---------------------------------------------------------------------------------------------------------------------------


                  2 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                        COUPON   MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
$        25,000   Franklin County Multifamily Hsg. (Hamilton Creek)                    5.550%   07/01/2024   $      25,044
---------------------------------------------------------------------------------------------------------------------------
         10,000   Franklin County Multifamily Hsg. (Tuttle Park) 1                     5.950    03/01/2016          10,504
---------------------------------------------------------------------------------------------------------------------------
        250,000   Glenwillow Village GO 1                                              5.000    12/01/2026         257,858
---------------------------------------------------------------------------------------------------------------------------
        225,000   Glenwillow Village GO 1                                              5.875    12/01/2024         240,451
---------------------------------------------------------------------------------------------------------------------------
         25,000   Green County University Hsg. (Central State University)              5.000    09/01/2016          25,639
---------------------------------------------------------------------------------------------------------------------------
         55,000   Green County University Hsg. (Central State University) 1            5.100    09/01/2035          55,745
---------------------------------------------------------------------------------------------------------------------------
      2,500,000   Grove City Tax Increment Financing                                   5.375    12/01/2031       2,445,025
---------------------------------------------------------------------------------------------------------------------------
         20,000   Hamilton (One Renaissance Center)                                    5.000    11/01/2026          20,593
---------------------------------------------------------------------------------------------------------------------------
         10,000   Hamilton County (Judson Care Center)                                 6.500    08/01/2026          10,317
---------------------------------------------------------------------------------------------------------------------------
         10,000   Hamilton County Hospital Facilities (Children's
                  Hospital Medical Center) 1                                           5.000    05/15/2013          10,008
---------------------------------------------------------------------------------------------------------------------------
        310,000   Hamilton County Hospital Facilities (Children's
                  Hospital Medical Center) 1                                           5.000    05/15/2023         315,862
---------------------------------------------------------------------------------------------------------------------------
         15,000   Hamilton County Sales Tax (Hamilton County Football)                 4.750    12/01/2027          15,027
---------------------------------------------------------------------------------------------------------------------------
         50,000   Hamilton County Sales Tax (Hamilton County Football) 1               5.000    12/01/2027          51,055
---------------------------------------------------------------------------------------------------------------------------
        250,000   Hamilton County Sewer System 1                                       5.000    12/01/2031         259,798
---------------------------------------------------------------------------------------------------------------------------
         49,000   Heath City School District 1                                         6.375    12/01/2027          51,951
---------------------------------------------------------------------------------------------------------------------------
        250,000   Huron County Hospital Facilities (Fisher-Titus)                      5.250    12/01/2037         255,913
---------------------------------------------------------------------------------------------------------------------------
        100,000   Jackson Waterworks                                                   5.600    12/01/2018         100,755
---------------------------------------------------------------------------------------------------------------------------
      1,775,000   Jeffrey Place New Community Authority (Jeffrey Place Redevel.) 1     5.000    12/01/2032       1,733,731
---------------------------------------------------------------------------------------------------------------------------
         10,000   Lake County Hospital Facilities (Lake Hospital System) 1             5.000    08/15/2023          10,177
---------------------------------------------------------------------------------------------------------------------------
         25,000   Lake County Sewer District Improvements 1                            6.250    12/01/2014          25,048
---------------------------------------------------------------------------------------------------------------------------
          5,000   Lakewood GO                                                          5.125    12/01/2017           5,133
---------------------------------------------------------------------------------------------------------------------------
         75,000   Lorain County Elderly Hsg. Corp. (Harr Plaza) 1                      6.375    07/15/2019          76,743
---------------------------------------------------------------------------------------------------------------------------
         10,000   Lorain County Health Care Facilities (Kenal at Oberlin)              5.250    02/01/2021          10,000
---------------------------------------------------------------------------------------------------------------------------
         40,000   Lorain County Hospital (Catholic Healthcare Partners) 1              5.250    10/01/2033          41,298
---------------------------------------------------------------------------------------------------------------------------
         10,000   Lorain County Hospital (Catholic Healthcare Partners)                5.375    10/01/2030          10,327
---------------------------------------------------------------------------------------------------------------------------
        295,000   Lorain County Hospital (Catholic Healthcare Partners)                5.500    09/01/2027         301,537
---------------------------------------------------------------------------------------------------------------------------
         75,000   Lorain County Hospital (Catholic Healthcare Partners) 1              5.625    09/01/2014          76,673
---------------------------------------------------------------------------------------------------------------------------
         20,000   Lorain County Hospital (Catholic Healthcare Partners) 1              5.625    09/01/2016          20,452
---------------------------------------------------------------------------------------------------------------------------
         15,000   Lorain County Hospital (Catholic Healthcare Partners) 1              5.625    09/01/2017          15,338
---------------------------------------------------------------------------------------------------------------------------
        220,000   Lorain County Port Authority (Alumalloy LLC) 1                       6.000    11/15/2025         223,597
---------------------------------------------------------------------------------------------------------------------------
         40,000   Lorain Sewer System 1                                                5.400    04/01/2009          40,049
---------------------------------------------------------------------------------------------------------------------------
        225,000   Lucas County GO 1                                                    6.500    12/01/2016         229,968
---------------------------------------------------------------------------------------------------------------------------
         10,000   Lucas-Palmer HDC (Palmer Gardens)                                    6.125    07/01/2025          10,010
---------------------------------------------------------------------------------------------------------------------------
          5,000   Mahoning County Hospital Facilities (Forum Health
                  Obligated Group)                                                     5.000    11/15/2017           5,098
---------------------------------------------------------------------------------------------------------------------------


                  3 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                        COUPON   MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
$        80,000   Mahoning County Hospital Facilities (Forum Health
                  Obligated Group) 1                                                   5.000%   11/15/2025   $      80,898
---------------------------------------------------------------------------------------------------------------------------
        735,000   Mahoning County Hospital Facilities (Forum Health
                  Obligated Group) 1                                                   6.000    11/15/2032         726,165
---------------------------------------------------------------------------------------------------------------------------
        170,000   Marblehead GO (Island View Waterline) 1                              5.250    12/01/2026         174,634
---------------------------------------------------------------------------------------------------------------------------
         50,000   Meigs County Industrial Devel. Revenue (Meigs Convalescent) 1        8.250    12/01/2016          50,836
---------------------------------------------------------------------------------------------------------------------------
        200,000   Miami County Hospital Facilities (Upper Valley Medical Center) 1     5.250    05/15/2026         205,632
---------------------------------------------------------------------------------------------------------------------------
         30,000   Montgomery County Multifamily Hsg. (Creekside Villas)                6.000    09/01/2031          30,475
---------------------------------------------------------------------------------------------------------------------------
        100,000   Montgomery County Sewer (Greater Moraine-Beaver Creek) 1             5.600    09/01/2011         100,291
---------------------------------------------------------------------------------------------------------------------------
         35,000   Muskingum County Hospital Facilities
                  (BHA/Careserve/PP/SSNH/BHC/BCG/Carelife/BCC Obligated Group) 1       5.400    12/01/2016          35,585
---------------------------------------------------------------------------------------------------------------------------
         35,000   Muskingum County Hospital Facilities (Franciscan
                  Sisters of Christian Charity Healthcare Ministry)                    5.375    02/15/2012          35,037
---------------------------------------------------------------------------------------------------------------------------
        325,000   New Carlisle (Twin Creek) 1                                          6.125    11/01/2026         352,368
---------------------------------------------------------------------------------------------------------------------------
         30,000   North Canton Health Care Facilities (Waterford at St. Luke)          5.800    11/15/2028          30,052
---------------------------------------------------------------------------------------------------------------------------
        230,000   OH Air Quality Devel. Authority (Cincinnati Gas &
                  Electric Company) 1                                                  5.450    01/01/2024         230,269
---------------------------------------------------------------------------------------------------------------------------
          5,000   OH Air Quality Devel. Authority (Cleveland Electric
                  Illuminating Company)                                                6.000    12/01/2013           5,083
---------------------------------------------------------------------------------------------------------------------------
        115,000   OH Air Quality Devel. Authority (Cleveland Electric Illuminating
                  Company) 1                                                           6.000    08/01/2020         117,423
---------------------------------------------------------------------------------------------------------------------------
        170,000   OH Air Quality Devel. Authority (Cleveland Electric Illuminating
                  Company) 1                                                           6.100    08/01/2020         173,488
---------------------------------------------------------------------------------------------------------------------------
        355,000   OH Air Quality Devel. Authority (JMG Funding) 1                      5.625    10/01/2022         362,448
---------------------------------------------------------------------------------------------------------------------------
        575,000   OH Air Quality Devel. Authority (JMG Funding) 1                      5.625    01/01/2023         587,064
---------------------------------------------------------------------------------------------------------------------------
        425,000   OH Air Quality Devel. Authority (Ohio Power Company)                 5.150    05/01/2026         435,833
---------------------------------------------------------------------------------------------------------------------------
        135,000   OH Air Quality Devel. Authority (Toledo Edison Company) 1            6.100    08/01/2027         137,909
---------------------------------------------------------------------------------------------------------------------------
        110,000   OH Dept. Administrative Services 1                                   5.000    06/15/2023         112,061
---------------------------------------------------------------------------------------------------------------------------
        200,000   OH Economic Devel. (Astro Instrumentation) 1                         5.450    06/01/2022         208,086
---------------------------------------------------------------------------------------------------------------------------
         15,000   OH Economic Devel. (Ohio Enterprise Bond Fund) 1                     5.150    12/01/2017          15,496
---------------------------------------------------------------------------------------------------------------------------
         35,000   OH Environmental Facilities (Ford Motor Company) 1                   5.950    09/01/2029          35,073
---------------------------------------------------------------------------------------------------------------------------
         65,000   OH Environmental Facilities (Ford Motor Company) 1                   6.150    06/01/2030          65,709
---------------------------------------------------------------------------------------------------------------------------
        140,000   OH HFA 1                                                             4.800    03/01/2036         135,233
---------------------------------------------------------------------------------------------------------------------------
        255,000   OH HFA 1                                                             5.250    09/01/2030         258,884
---------------------------------------------------------------------------------------------------------------------------
        130,000   OH HFA 1                                                             5.625    09/01/2017         130,312
---------------------------------------------------------------------------------------------------------------------------
          5,000   OH HFA                                                               5.750    09/01/2009           5,109
---------------------------------------------------------------------------------------------------------------------------
         45,000   OH HFA 1                                                             5.750    09/01/2028          45,402
---------------------------------------------------------------------------------------------------------------------------
         35,000   OH HFA 1                                                             6.050    09/01/2017          35,751
---------------------------------------------------------------------------------------------------------------------------
         10,000   OH HFA 1                                                             6.100    09/01/2028          10,160
---------------------------------------------------------------------------------------------------------------------------


                  4 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                       COUPON    MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
$        15,000   OH HFA (Beehive/Doan Obligated Group) 1                              5.950%   01/15/2026   $      15,312
---------------------------------------------------------------------------------------------------------------------------
        600,000   OH HFA (Government National Mortgage Assn. Collateral Mtg.)          5.000    11/20/2047         584,238
---------------------------------------------------------------------------------------------------------------------------
         10,000   OH HFA (Oakleaf Village) 1                                           5.700    09/01/2026          10,007
---------------------------------------------------------------------------------------------------------------------------
          5,000   OH HFA (Residential Mtg.)                                            5.400    09/01/2029           5,055
---------------------------------------------------------------------------------------------------------------------------
         45,000   OH HFA (Residential Mtg.) 1                                          5.550    09/01/2019          45,853
---------------------------------------------------------------------------------------------------------------------------
          5,000   OH HFA (Single Family Mtg.)                                          5.750    04/01/2016           5,005
---------------------------------------------------------------------------------------------------------------------------
        110,000   OH HFA (Wind River Apartments) 1                                     5.550    11/01/2018         111,760
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   OH HFA, Series A 3                                                   5.000    04/01/2027       1,030,690
---------------------------------------------------------------------------------------------------------------------------
         70,000   OH HFA, Series A 1                                                   6.150    03/01/2029          71,684
---------------------------------------------------------------------------------------------------------------------------
         10,000   OH HFA, Series A-1 1                                                 5.400    09/01/2029          10,093
---------------------------------------------------------------------------------------------------------------------------
        340,000   OH HFA, Series C 1                                                   5.750    09/01/2028         344,638
---------------------------------------------------------------------------------------------------------------------------
      2,135,000   OH HFA, Series D                                                     5.450    09/01/2031       2,201,676
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   OH Higher Educational Facility (Case Western Reserve
                  University) 4                                                        5.000    12/01/2044       1,025,270
---------------------------------------------------------------------------------------------------------------------------
        500,000   OH Higher Educational Facility (Mount Union College) 1               5.000    10/01/2031         511,495
---------------------------------------------------------------------------------------------------------------------------
          5,000   OH Higher Educational Facility (Oberlin College)                     5.000    10/01/2033           5,122
---------------------------------------------------------------------------------------------------------------------------
        500,000   OH Higher Educational Facility (University of Dayton) 1              5.000    12/01/2033         517,650
---------------------------------------------------------------------------------------------------------------------------
         30,000   OH Higher Educational Facility (Xavier University) 1                 5.350    11/01/2008          30,037
---------------------------------------------------------------------------------------------------------------------------
        200,000   OH Pollution Control (General Motors Corp.) 1                        5.625    03/01/2015         199,146
---------------------------------------------------------------------------------------------------------------------------
        850,000   OH Port Authority of Columbiana Solid Waste (A&L Salvage) 1         14.500    07/01/2028       1,051,076
---------------------------------------------------------------------------------------------------------------------------
        100,000   OH Port Authority of Columbiana Solid Waste(Liberty
                  Waste Transportation) 1                                              7.125    08/01/2025         103,911
---------------------------------------------------------------------------------------------------------------------------
         50,000   OH Sewage & Solid Waste Disposal (Anheuser Busch) 1                  6.000    07/01/2035          52,294
---------------------------------------------------------------------------------------------------------------------------
        185,000   OH Solid Waste (General Motors Corp.) 1                              6.300    12/01/2032         188,010
---------------------------------------------------------------------------------------------------------------------------
        600,000   OH Solid Waste Disposal (USG Corp.) 1                                5.600    08/01/2032         613,374
---------------------------------------------------------------------------------------------------------------------------
        950,000   OH Solid Waste Disposal (USG Corp.) 1                                5.650    03/01/2033         967,338
---------------------------------------------------------------------------------------------------------------------------
        215,000   OH Solid Waste Disposal (USG Corp.) 1                                6.050    08/01/2034         223,654
---------------------------------------------------------------------------------------------------------------------------
        535,000   OH Water Devel. Authority (Cargill) 1                                6.300    09/01/2020         545,861
---------------------------------------------------------------------------------------------------------------------------
        195,000   OH Water Devel. Authority (Cincinnati Gas & Electric Company) 1      5.450    01/01/2024         195,993
---------------------------------------------------------------------------------------------------------------------------
        465,000   OH Water Devel. Authority (Cleveland Electric
                  Illuminating Company) 1                                              6.100    08/01/2020         474,770
---------------------------------------------------------------------------------------------------------------------------
      1,040,000   OH Water Devel. Authority (General Motors Corp.) 1                   5.900    06/15/2008       1,039,948
---------------------------------------------------------------------------------------------------------------------------
        390,000   Orange Village GO (Chagrin) 1                                        5.250    12/01/2024         397,972
---------------------------------------------------------------------------------------------------------------------------
          5,000   Ottawa County GO                                                     5.000    09/01/2031           5,107
---------------------------------------------------------------------------------------------------------------------------
        320,000   Parma GO 1                                                           5.000    12/01/2026         325,779
---------------------------------------------------------------------------------------------------------------------------
          5,000   Pike County Hospital Facilities (Pike Health Services)               6.750    07/01/2017           5,053
---------------------------------------------------------------------------------------------------------------------------
         15,000   Pleasant Local School District 1                                     5.100    12/01/2018          15,015
---------------------------------------------------------------------------------------------------------------------------
        225,000   Port of Greater Cincinnati Devel. Authority (Public
                  Parking Infrastructure) 1                                            6.400    02/15/2034         240,257
---------------------------------------------------------------------------------------------------------------------------
         25,000   Reynoldsburg City School District                                    5.450    12/01/2017          25,414
---------------------------------------------------------------------------------------------------------------------------
         50,000   Reynoldsburg Health Care Facilities (Wesley Ridge) 1                 6.150    10/20/2038          51,577
---------------------------------------------------------------------------------------------------------------------------


                  5 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                       COUPON    MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
$        25,000   Scioto County Marine Terminal Facility (Norfolk &
                  Western Railway Company)                                             5.300%   08/15/2013   $      25,570
---------------------------------------------------------------------------------------------------------------------------
         20,000   Seven Hills GO                                                       6.250    12/01/2020          21,464
---------------------------------------------------------------------------------------------------------------------------
         15,000   Shawnee State University General Receipts, Series A 1                7.100    06/01/2009          15,202
---------------------------------------------------------------------------------------------------------------------------
         30,000   Solon GO                                                             5.450    12/01/2013          30,038
---------------------------------------------------------------------------------------------------------------------------
         30,000   Toledo GO                                                            6.350    12/01/2025          30,868
---------------------------------------------------------------------------------------------------------------------------
         35,000   Toledo Multifamily Hsg. (Commodore Perry) 1                          5.400    12/01/2023          35,428
---------------------------------------------------------------------------------------------------------------------------
         95,000   Toledo Multifamily Hsg. (Commodore Perry) 1                          5.450    12/01/2028          96,302
---------------------------------------------------------------------------------------------------------------------------
          5,000   Toledo Multifamily Hsg. (Hillcrest Apartments)                       5.250    12/01/2018           5,074
---------------------------------------------------------------------------------------------------------------------------
        115,000   Toledo Multifamily Hsg. (Hillcrest Apartments) 1                     5.300    12/01/2028         116,014
---------------------------------------------------------------------------------------------------------------------------
         35,000   Toledo-Lucas County Convention & Visitor's Bureau 1                  5.700    10/01/2015          35,749
---------------------------------------------------------------------------------------------------------------------------
        345,000   Toledo-Lucas County Port Authority 1                                 5.500    05/15/2020         346,063
---------------------------------------------------------------------------------------------------------------------------
      3,680,000   Toledo-Lucas County Port Authority (Crocker Park)                    5.375    12/01/2035       3,801,845
---------------------------------------------------------------------------------------------------------------------------
        300,000   Toledo-Lucas County Port Authority (Northwest Ohio) 1                5.125    11/15/2025         298,569
---------------------------------------------------------------------------------------------------------------------------
        150,000   Toledo-Lucas County Port Authority (Northwest Ohio)                  5.400    05/15/2019         152,717
---------------------------------------------------------------------------------------------------------------------------
         50,000   Toledo-Lucas County Port Authority (Northwest Ohio) 1                6.375    11/15/2032          53,940
---------------------------------------------------------------------------------------------------------------------------
        170,000   Toledo-Lucas County Port Authority (Preston) 1                       4.800    11/15/2035         162,484
---------------------------------------------------------------------------------------------------------------------------
         15,000   Tuscarawas County (Union Hospital Assoc.) 1                          5.250    10/01/2031          15,481
---------------------------------------------------------------------------------------------------------------------------
         50,000   University of Cincinnati General Receipts 1                          5.100    06/01/2009          50,546
---------------------------------------------------------------------------------------------------------------------------
         10,000   Warren Waterworks 1                                                  5.000    11/01/2022          10,187
---------------------------------------------------------------------------------------------------------------------------
         40,000   Waynesville Health Care Facilities (Quaker Heights)                  5.600    02/20/2032          42,414
---------------------------------------------------------------------------------------------------------------------------
         25,000   Zanesville-Muskingum County Port Authority (Anchor
                  Glass Container Corp.) 1                                            10.250    12/01/2008          25,073
                                                                                                             --------------
                                                                                                                37,388,298
U.S. POSSESSIONS--52.8%
        250,000   Northern Mariana Islands Ports Authority, Series A 1                 5.000    06/01/2030         245,143
---------------------------------------------------------------------------------------------------------------------------
        110,000   Puerto Rico Aqueduct & Sewer Authority 1                             5.000    07/01/2019         111,667
---------------------------------------------------------------------------------------------------------------------------
        130,000   Puerto Rico Aqueduct & Sewer Authority 1                             5.000    07/01/2019         131,088
---------------------------------------------------------------------------------------------------------------------------
     39,400,000   Puerto Rico Children's Trust Fund (TASC)                             0.000 5  05/15/2050       2,722,540
---------------------------------------------------------------------------------------------------------------------------
        460,000   Puerto Rico Children's Trust Fund (TASC) 1                           5.375    05/15/2033         477,733
---------------------------------------------------------------------------------------------------------------------------
        410,000   Puerto Rico Children's Trust Fund (TASC) 1                           5.500    05/15/2039         427,847
---------------------------------------------------------------------------------------------------------------------------
        440,000   Puerto Rico Children's Trust Fund (TASC) 1                           5.625    05/15/2043         460,750
---------------------------------------------------------------------------------------------------------------------------
         10,000   Puerto Rico Commonwealth GO                                          5.125    07/01/2031          10,177
---------------------------------------------------------------------------------------------------------------------------
        250,000   Puerto Rico Commonwealth GO 1                                        5.250    07/01/2022         262,153
---------------------------------------------------------------------------------------------------------------------------
      3,000,000   Puerto Rico Commonwealth GO                                          5.250    07/01/2025       3,139,080
---------------------------------------------------------------------------------------------------------------------------
        250,000   Puerto Rico Commonwealth GO 1                                        5.250    07/01/2032         260,840
---------------------------------------------------------------------------------------------------------------------------
         10,000   Puerto Rico Electric Power Authority, Series NN                      5.125    07/01/2029          10,637
---------------------------------------------------------------------------------------------------------------------------
         40,000   Puerto Rico Electric Power Authority, Series NN                      5.125    07/01/2029          42,546
---------------------------------------------------------------------------------------------------------------------------
        250,000   Puerto Rico Electric Power Authority, Series TT 1                    5.000    07/01/2032         256,233
---------------------------------------------------------------------------------------------------------------------------
        850,000   Puerto Rico Electric Power Authority, Series TT 1                    5.000    07/01/2037         869,822
---------------------------------------------------------------------------------------------------------------------------
      4,000,000   Puerto Rico Electric Power Authority, Series UU 4                    4.288 6  07/01/2031       3,980,000
---------------------------------------------------------------------------------------------------------------------------
         25,000   Puerto Rico HFC 1                                                    5.100    12/01/2018          25,139
---------------------------------------------------------------------------------------------------------------------------
         60,000   Puerto Rico HFC (Homeowner Mtg.)                                     5.200    12/01/2032          60,643
---------------------------------------------------------------------------------------------------------------------------


                  6 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                        COUPON   MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
$        10,000   Puerto Rico Highway & Transportation Authority, Series A             5.000%   07/01/2038   $      10,226
---------------------------------------------------------------------------------------------------------------------------
          5,000   Puerto Rico Highway & Transportation Authority, Series G             5.000    07/01/2042           5,056
---------------------------------------------------------------------------------------------------------------------------
        200,000   Puerto Rico Highway & Transportation Authority, Series M 1           5.000    07/01/2032         204,504
---------------------------------------------------------------------------------------------------------------------------
      5,600,000   Puerto Rico Highway & Transportation Authority, Series N 4           4.107 6  07/01/2045       5,591,600
---------------------------------------------------------------------------------------------------------------------------
         25,000   Puerto Rico IMEPCF (American Airlines) 1                             6.450    12/01/2025          25,386
---------------------------------------------------------------------------------------------------------------------------
        250,000   Puerto Rico Infrastructure                                           5.000    07/01/2031         255,178
---------------------------------------------------------------------------------------------------------------------------
        250,000   Puerto Rico Infrastructure                                           5.000    07/01/2037         254,810
---------------------------------------------------------------------------------------------------------------------------
        675,000   Puerto Rico Infrastructure                                           5.000    07/01/2046         682,364
---------------------------------------------------------------------------------------------------------------------------
        750,000   Puerto Rico ITEMECF (Ana G. Mendez University)                       5.000    03/01/2036         752,040
---------------------------------------------------------------------------------------------------------------------------
         80,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                     5.375    02/01/2019          81,631
---------------------------------------------------------------------------------------------------------------------------
         50,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)                         5.500    07/01/2017          50,817
---------------------------------------------------------------------------------------------------------------------------
        190,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo) 1                       5.500    07/01/2026         193,070
---------------------------------------------------------------------------------------------------------------------------
         20,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)                         6.250    07/01/2016          20,040
---------------------------------------------------------------------------------------------------------------------------
         10,000   Puerto Rico ITEMECF (Mennonite General Hospital)                     6.500    07/01/2012          10,043
---------------------------------------------------------------------------------------------------------------------------
         75,000   Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals) 1        5.750    06/01/2029          72,108
---------------------------------------------------------------------------------------------------------------------------
        125,000   Puerto Rico Municipal Finance Agency, Series A 1                     5.250    08/01/2023         130,474
---------------------------------------------------------------------------------------------------------------------------
         30,000   Puerto Rico Municipal Finance Agency, Series A                       5.500    07/01/2017          30,490
---------------------------------------------------------------------------------------------------------------------------
        550,000   Puerto Rico Port Authority (American Airlines), Series A 1           6.250    06/01/2026         551,551
---------------------------------------------------------------------------------------------------------------------------
      1,500,000   Puerto Rico Port Authority (American Airlines), Series A             6.300    06/01/2023       1,500,735
---------------------------------------------------------------------------------------------------------------------------
        125,000   Puerto Rico Public Buildings Authority 1                             5.000    07/01/2036         126,806
---------------------------------------------------------------------------------------------------------------------------
         55,000   Puerto Rico Public Buildings Authority 1                             5.125    07/01/2017          55,881
---------------------------------------------------------------------------------------------------------------------------
         40,000   Puerto Rico Public Buildings Authority, Series D 1                   5.125    07/01/2024          41,010
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Puerto Rico Public Buildings Authority, Series D                     5.250    07/01/2036       1,029,440
---------------------------------------------------------------------------------------------------------------------------
        250,000   University of Puerto Rico 1                                          5.000    06/01/2026         255,315
---------------------------------------------------------------------------------------------------------------------------
        250,000   University of Puerto Rico, Series Q 1                                5.000    06/01/2030         254,948
---------------------------------------------------------------------------------------------------------------------------
        500,000   V.I. Public Finance Authority, Series A 1                            5.625    10/01/2025         510,835
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   V.I. Water & Power Authority, Series A                               5.000    07/01/2031       1,001,553
                                                                                                             --------------
                                                                                                                27,191,949
---------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $64,631,419)-125.3%                                                           64,580,247
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(25.3)                                                                   (13,049,432)
                                                                                                             --------------
NET ASSETS-100.0%                                                                                            $  51,530,815
                                                                                                             ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Illiquid security. The aggregate value of illiquid securities as of June 30, 2007 was $459,725, which represents 0.89% of the Fund's net assets. See accompanying Notes.

3. When-issued security or forward commitment to be delivered and settled after June 30, 2007. See Note 1 of accompanying Notes.

4. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. Represents the current interest rate for a variable or increasing rate security.


                  7 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

To simplify the listings of securities, abbreviations are used per the table below:

BCC                 Bethesda Company Care, Inc.
BCG                 Bethesda Care Givers
BHA                 Bethesda Hospital Assoc.
BHC                 Bethesda Home Care
COP                 Certificates of Participation
GO                  General Obligation
HDC                 Housing Devel. Corp.
HFA                 Housing Finance Agency
HFC                 Housing Finance Corp.
IMEPCF              Industrial, Medical and Environmental Pollution Control
                       Facilities
ITEMECF             Industrial, Tourist, Educational, Medical and Environmental
                       Community Facilities
PP                  Professionals PRN, Inc.
ROLs                Residual Option Longs
SAMC                St. Agnes Medical Center
SARM                St. Alphonsus Regional Medical Center
SJCG                St. Joseph's Care Group
SSNH                Sunny Slope Nursing Home
TASC                Tobacco Settlement Asset-Backed Bonds
V.I.                United States Virgin Islands

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                 MARKET VALUE   PERCENT
--------------------------------------------------------------------------------
Electric Utilities                                       $  7,235,928      11.2%
General Obligation                                          6,234,210       9.7
Highways/Commuter Facilities                                5,836,956       9.0
Hospital/Health Care                                        4,171,664       6.5
Single Family Housing                                       4,157,388       6.4
Tobacco Master Settlement Agreement                         4,088,870       6.3
Parking Fee Revenue                                         4,042,102       6.3
Higher Education                                            3,813,238       5.9
Marine/Aviation Facilities                                  3,480,060       5.4
Tax Increment Financing (TIF)                               2,541,852       3.9
Airlines                                                    2,451,488       3.8
Resource Recovery                                           2,242,068       3.5
Multifamily Housing                                         2,104,920       3.3
Special Assessment                                          1,929,829       3.0
Water Utilities                                             1,674,963       2.6
Automobiles                                                 1,527,886       2.4
Municipal Leases                                            1,427,329       2.2
Special Tax                                                 1,192,352       1.8
Gas Utilities                                                 949,512       1.5
Building Products                                             613,374       0.9
Government Appropriation                                      603,601       0.9
Sales Tax Revenue                                             561,611       0.9
Industrial Conglomerates                                      545,861       0.8
Sewer Utilities                                               425,186       0.7
Education                                                     253,945       0.4
Construction Materials                                        208,086       0.3
Adult Living Facilities                                        96,960       0.2
Beverages                                                      52,294       0.1
Sports Facility Revenue                                        51,055       0.1
Specialty Retail                                               25,090       0.0
Paper, Containers & Packaging                                  25,073       0.0
Auto Components                                                15,496       0.0
                                                         -----------------------
Total                                                    $ 64,580,247     100.0%
                                                         =======================


                  8 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2007, the Fund had purchased $1,025,440 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $1,346,870 as of June 30, 2007,

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and


                  9 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2007 municipal bond holdings with a value of $10,596,870 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $9,250,000 in short-term floating rate notes issued and outstanding at that date.

At June 30, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                          COUPON   MATURITY   VALUE AS OF JUNE
    AMOUNT   INVERSE FLOATER 1                                     RATES 2      DATES           30, 2007
--------------------------------------------------------------------------------------------------------
 $ 250,000   OH Higher Educational Facility ROLs                      7.99%   12/1/44   $        275,270
   400,000   Puerto Rico Electric Power Authority ROLs                6.85     7/1/31            380,000
   700,000   Puerto Rico Highway & Transportation Authority ROLs      5.06     7/1/45            691,600
                                                                                        ----------------
                                                                                        $      1,346,870
                                                                                        ================

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 8 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund entered into a Revolving Credit and Security Agreement with a conduit lender and a bank which enables it to participate with a certain other Oppenheimer fund in a committed, unsecured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2880% as of June 30, 2007). The Fund pays additional fees of 0.30% per annum to the lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15,


                 10 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities            $  64,631,419
                                          ==============

Gross unrealized appreciation             $     341,951
Gross unrealized depreciation                  (393,123)
                                          --------------
Net unrealized depreciation               $     (51,172)
                                          ==============


                 11 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2007, the
          registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Ohio Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: August 8, 2007